Supplement to the
Fidelity® Select Portfolios®
April 29, 2004
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 43.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund (other than Money Market Portfolio) do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual fund operating expenses provided below for Money Market Portfolio are based on historical expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee for the Select stock funds on shares held less than 30 days (as a % of amount redeemed)A	0.75%
Exchange fee for the Select stock funds onlyB	$ 7.50

A A redemption fee may be charged when you sell your shares or if your shares are redeemed because your fund balance falls below the balance minimum for any reason, including solely due to declines in net asset value per share.

B The exchange fee will be deducted from the amount of your exchange, but you will not be charged an exchange fee if you exchange through any of Fidelity's automated exchange services.

Annual operating expenses (paid from fund assets)

Air Transportation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.91%
	Total annual fund operating expensesA	1.49%
Automotive	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.20%
	Total annual fund operating expensesA	1.78%
Banking	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.50%
	Total annual fund operating expensesA	1.08%
Biotechnology	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.59%
	Total annual fund operating expensesA	1.17%
Brokerage and Investment Management	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.54%
	Total annual fund operating expensesA	1.12%

SEL-05-05 March 1, 2005
1.482105.172

Business Services and Outsourcing	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.06%
	Total annual fund operating expensesA	1.64%
Chemicals	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.90%
	Total annual fund operating expensesA	1.48%
Computers	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.65%
	Total annual fund operating expensesA	1.23%
Construction and Housing	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.79%
	Total annual fund operating expensesA	1.37%
Consumer Industries	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.01%
	Total annual fund operating expensesA	1.59%
Cyclical Industries	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.02%
	Total annual fund operating expensesA	1.60%
Defense and Aerospace	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.70%
	Total annual fund operating expensesA	1.28%
Developing Communications	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.79%
	Total annual fund operating expensesA	1.37%
Electronics	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.50%
	Total annual fund operating expensesA	1.08%
Energy	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.60%
	Total annual fund operating expensesA	1.18%
Energy Service	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.56%
	Total annual fund operating expensesA	1.14%
Environmental	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.99%
	Total annual fund operating expensesA	2.57%
Financial Services	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.51%
	Total annual fund operating expensesA	1.09%
Food and Agriculture	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.69%
	Total annual fund operating expensesA	1.27%
Gold	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.54%
	Total annual fund operating expensesA	1.12%
Health Care	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.44%
	Total annual fund operating expensesA	1.02%
Home Finance	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.53%
	Total annual fund operating expensesA	1.11%
Industrial Equipment	Management fee	0.59%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.78%
	Total annual fund operating expensesA	1.37%
Industrial Materials	Management fee	0.59%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.72%
	Total annual fund operating expensesA	1.31%
Insurance	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.66%
	Total annual fund operating expensesA	1.24%
Leisure	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.57%
	Total annual fund operating expensesA	1.15%
Medical Delivery	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.72%
	Total annual fund operating expensesA	1.30%
Medical Equipment and Systems	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.60%
	Total annual fund operating expensesA	1.18%
Multimedia	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.59%
	Total annual fund operating expensesA	1.17%
Natural Gas	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.63%
	Total annual fund operating expensesA	1.21%
Natural Resources	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.01%
	Total annual fund operating expensesA	1.59%
Networking and Infrastructure	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.85%
	Total annual fund operating expensesA	1.43%
Paper and Forest Products	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.43%
	Total annual fund operating expensesA	2.01%
Pharmaceuticals	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.01%
	Total annual fund operating expensesA	1.59%
Retailing	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.73%
	Total annual fund operating expensesA	1.31%
Software and Computer Services	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.51%
	Total annual fund operating expensesA	1.09%
Technology	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.61%
	Total annual fund operating expensesA	1.19%
Telecommunications	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.82%
	Total annual fund operating expensesA	1.40%
Transportation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.99%
	Total annual fund operating expensesA	1.57%
Utilities Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.65%
	Total annual fund operating expensesA	1.23%
Wireless	Management fee	0.59%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.96%
	Total annual fund operating expensesA	1.55%
Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.20%
	Total annual fund operating expensesA	0.40%

A Effective February 1, 2005, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 1.25%. These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than Environmental Portfolio, Natural Resources Portfolio, and Money Market Portfolio) custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses are shown in the table below.

Total Operating Expenses
Air Transportation	1.18%A
Automotive	1.24%A
Banking	1.07%
Biotechnology	1.15%
Brokerage and Investment Management	1.10%
Business Services and Outsourcing	1.24%A
Chemicals	1.20%A
Computers	1.16%
Construction and Housing	1.23%A
Consumer Industries	1.20%A
Cyclical Industries	1.22%A
Defense and Aerospace	1.21%A
Developing Communications	1.11%A
Electronics	1.06%
Energy	1.17%
Energy Service	1.13%
Financial Services	1.07%
Food and Agriculture	1.23%A
Gold	1.04%
Health Care	0.99%
Home Finance	1.10%
Industrial Equipment	1.21%A
Industrial Materials	1.11%A
Insurance	1.23%
Leisure	1.09%
Medical Delivery	1.19%A
Medical Equipment and Systems	1.15%
Multimedia	1.09%
Natural Gas	1.14%
Networking and Infrastructure	1.21%A
Paper and Forest Products	1.18%A
Pharmaceuticals	1.23%A
Retailing	1.22%A
Software and Computer Services	1.06%
Technology	1.14%
Telecommunications	1.19%A
Transportation	1.21%A
Utilities Growth	1.19%
Wireless	1.13%A

A After reimbursement.

The following information replaces the similar information found in the "Valuing Shares" section on page 72.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. The Select money market fund is also open for business on Good Friday.

The following information replaces the similar information found in the "Valuing Shares" section on page 72.

Each Select stock fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 73.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions, or spreads paid to dealers who sell money market instruments to a fund), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because the Select stock funds are designed to offer investors an alternative to investing in stocks, the Select stock funds are designed to offer investors an equity investment that can be bought and sold regularly, and the Select money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and each fund accommodates frequent trading.

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The following information replaces the similar information found in the "Buying Shares" section on page 74.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

The following information replaces the similar information and also supplements the information found in the "Selling Shares" section on page 74.

Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within a fund as long as the monies never leave the fund, or iii) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent a fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the balance minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including retirement accounts and wrap program accounts, except i) investment advisers that manage accounts that invest in the funds, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy, and iii) intermediaries that hold shares on behalf of investors are required by each fund to track trading fees on shares purchased on or after January 3, 2005, based upon the age of the shares of each individual investor, and to remit the trading fees to each fund. A fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors. The Treasurer may extend the effective date for intermediaries that agree to track and remit redemption fees under an implementation plan that the intermediary commits to completing by a date approved by the funds.

The following information replaces similar information found in the "Fund Management" section beginning on page 78.

Harlan Carere is manager of Biotechnology Portfolio and Pharmaceuticals Portfolio which he has managed since October 2004 and January 2005, respectively. Mr. Carere joined Fidelity Investments as an analyst in 2000, after receiving an MBA from Harvard Business School. Previously, he was an equity analyst for Berman Capital.

Yun-Min Chai is manager of Developing Communications Portfolio and Networking and Infrastructure Portfolio, which he has managed since May 2003 and July 2004, respectively. He also manages another Fidelity fund. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Aaron Cooper is manager of Leisure Portfolio, which he has managed since June 2004. Mr. Cooper joined Fidelity Investments as a research intern in 1999 and joined the equity research group full-time in 2000, after receiving a bachelor of arts degree in economics from Harvard University.

Matthew Friedman is manager of Chemicals Portfolio, Cyclical Industries Portfolio, Energy Portfolio, and Natural Resources Portfolio, which he has managed since May 2004, May 2004, June 2004, and June 2004, respectively. Since joining Fidelity Investments in 1999, Mr. Friedman has worked as a research analyst and manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Andrew Hatem is manager of Air Transportation Portfolio, which he has managed since January 2005. Since joining Fidelity Investments in 1994, Mr. Hatem has worked as an investment analyst, sector research specialist, research analyst and manager.

Charles Hebard is manager of Insurance Portfolio, which he has managed since June 2004. Mr. Hebard joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, Mr. Hebard was an assistant vice president for Citicorp Securities Inc. in the Global Media and Communications division, from 1996 to 1997.

Jill Jortner is manager of Transportation Portfolio, which she has managed since January 2005. Ms. Jortner joined Fidelity Investments as an analyst in 2004, after receiving an MBA from Kellogg School of Management at Northwestern University. Previously, she was an equity analyst for Goldman Sachs.

Naved Khan is manager of Computers Portfolio, which he has managed since January 2005. Since joining Fidelity Investments in 1995, Mr. Khan has worked as a research analyst and manager.

Robert Lee is manager of Food and Agriculture Portfolio, which he has managed since June 2004. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

James Morrow is manager of Electronics Portfolio and Technology Portfolio, which he has managed since February 2004 and January 2005, respectively. Mr. Morrow also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and manager.

John Roth is manager of Consumer Industries Portfolio and Multimedia Portfolio, which he has managed since June 2004 and May 2004, respectively. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, Mr. Roth was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Matthew Sabel is manager of Medical Delivery Portfolio, which he has managed since January 2005. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

Nicola Stafford is manager of Business Services and Outsourcing Portfolio, which she has managed since October 2004. Ms. Stafford joined Fidelity Investments in 2001, after receiving bachelor of science degrees in both mechanical engineering and economics from MIT.

Nathan Strik is manager of Energy Service Portfolio, which he has managed since June 2004. Mr. Strik joined Fidelity Investments as a research analyst in 2002, after receiving an MBA from Stanford University Graduate School of Business. Previously, Mr. Strik was a consultant with The Boston Consulting Group from 1998 to 2000.

Jonathan Zang is manager of Natural Gas Portfolio, which he has managed since January 2005. Mr. Zang joined Fidelity Investments as a research analyst in 1997, after receiving an MBA from the University of Chicago.

Martin Zinny is manager of Retailing Portfolio, which he has managed since January 2005. Mr. Zinny joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from the University of Chicago. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999.